Real Estate - Summary of Reconciles Total Consideration Transferred (Detail) - USD ($)					12 Months Ended
		Jul. 05, 2023	Jun. 01, 2022	Mar. 17, 2021	Dec. 31, 2023
Fair Value of Consideration Transferred:
Total Consideration Transfered					$ 10,500,000
Strategic Storage Trust IV, Inc.
Fair Value of Consideration Transferred:
Common stock issued				$ 231,412,470
Cash	[1]			54,250,000
Preexisting investments in and advances to SSGT II				365,703
Total Consideration Transfered				$ 286,028,173
SSGT II Merger Agreement
Fair Value of Consideration Transferred:
Common stock issued			$ 168,791,577
Cash	[2]		76,300,006
Preexisting investments in and advances to SSGT II	[3]		16,066,930
Total Consideration Transfered		$ 15,500,000	$ 261,158,513

[1]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.
[2]	The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.
[3]	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.